Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Comprehensive Income Loss [Abstract]
Net loss from continuing operation	$ (84,606)	$ (80,569)	$ (13,522)
Net (loss) profit from discontinued operation	(2,030)	569	107
Other comprehensive loss, net of taxes:
Foreign currency translation adjustments			(1)
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) from defined benefit plan	92	(121)	(653)
Foreign currency translation from functional currency to presentation currency	(940)	(5,473)	2,307
Total other comprehensive income (loss)	(848)	(5,594)	1,653
Total comprehensive loss	(87,484)	(85,594)	(11,762)
Attributable to:
Equity holders of the Company	(88,232)	(87,095)	(11,327)
Non-controlling interests	748	1,501	(435)
Total comprehensive income for the year	$ (87,484)	$ (85,594)	$ (11,762)